Document and Entity Information	Sep. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 15, 2022
Entity File Number	0-15175
Entity Registrant Name	ADOBE INC.
Entity Central Index Key	0000796343
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	77-0019522
Entity Address, Address Line One	345 PARK AVENUE
Entity Address, City or Town	SAN JOSE
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95110-2704
City Area Code	408
Local Phone Number	536-6000
Entity Emerging Growth Company	false
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	ADBE
Security Exchange Name	NASDAQ